Net (Loss) Income Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss - basic and diluted	$ (1,865,015)	$ (1,484,964)	$ (2,673,670)	$ (2,522,669)	$ (5,894,253)	$ (1,452,776)
Weighted average shares outstanding - basic and diluted	6,882,316	6,715,574	6,882,316	6,715,246	6,452,581	5,577,856
Per share data:
Basic and diluted	$ (0.27)	$ (0.22)	$ (0.39)	$ (0.38)	$ (0.91)	$ (0.26)